Portfolio of Investments
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.4%
	Shares	Value ($)
United States 0.4%
Columbia Multi-Sector Municipal Income ETF(a)	451,118	10,091,509
Total Exchange-Traded Fixed Income Funds (Cost $9,237,914)		10,091,509

Floating Rate Notes 0.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.8%
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.030%	8,015,000	8,015,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	16,005,000	16,005,000
Total			24,020,000
Total Floating Rate Notes (Cost $24,020,000)			24,020,000

Municipal Bonds 96.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,530,348
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	12,157,563
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	15,000,000	16,759,548
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	10,000,000	11,215,759
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #1
Series 2021A (Mandatory Put 10/01/28)
11/01/2051	4.000%	7,000,000	8,169,260
Total			52,832,478
Arizona 1.2%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2035	5.000%	1,000,000	1,289,465
07/01/2036	5.000%	1,000,000	1,285,777
07/01/2037	5.000%	1,500,000	1,923,625
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
08/01/2030	5.000%	2,000,000	2,598,682
02/01/2031	5.000%	1,500,000	1,967,439
05/01/2031	5.000%	1,500,000	1,974,070
08/01/2031	5.000%	1,500,000	1,986,769
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	855,456
07/01/2051	4.000%	850,000	924,734
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,377,546
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	2,800,000	3,114,042
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2059	5.000%	1,000,000	1,165,759
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,555,495
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	7,163,635
Series 2018
02/15/2048	5.000%	870,000	994,814
Columbia Strategic Municipal Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,526,025
Total			34,703,333
California 6.5%
ABAG Finance Authority for Nonprofit Corps.
Prerefunded 07/01/22 Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,230,994
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,904,004
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,331,176
02/01/2042	5.000%	1,500,000	1,782,593
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,862,736
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,140,972
California Public Finance Authority(e)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	580,365
11/15/2051	5.000%	1,000,000	1,131,465
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,534,956
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,125,106
07/01/2046	6.375%	150,000	168,766
California State Public Works Board
Prerefunded 04/01/22 Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	662,913
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 12/01/21 Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,000,000	5,019,279
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	2,103,026
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	569,005
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,413,134
Senior Series 2020C
05/15/2032	5.000%	10,090,000	12,761,442
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,384,766
06/01/2038	0.000%	1,830,000	1,148,795
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Subordinated Series 2021
01/15/2033	4.000%	1,153,000	1,343,571
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	4,934,752
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	711,757
09/01/2033	0.000%	1,100,000	743,020
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	8,500,000	8,703,593
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	4,064,345

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020C
07/01/2029	5.000%	1,000,000	1,284,940
07/01/2033	4.000%	1,000,000	1,217,394
Series 2020RYQ
07/01/2033	5.000%	8,000,000	10,429,675
07/01/2035	5.000%	5,000,000	6,442,621
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,348,268
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,874,569
Riverside County Transportation Commission(f)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,172,494
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2020-2
05/01/2037	5.000%	9,375,000	11,662,249
Revenue Bonds
Series 2019A
05/01/2035	5.000%	14,310,000	17,675,592
05/01/2036	5.000%	5,000,000	6,159,206
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2032	4.000%	1,200,000	1,471,725
08/01/2033	3.000%	2,840,000	3,221,192
08/01/2034	3.000%	2,895,000	3,264,140
08/01/2035	3.000%	1,600,000	1,795,156
08/01/2036	3.000%	2,275,000	2,537,125
State of California
Unlimited General Obligation Bonds
Series 2020
11/01/2035	4.000%	1,000,000	1,203,997
Various Purpose
Series 2012
04/01/2035	5.250%	4,500,000	4,594,431
Series 2018
10/01/2028	5.000%	5,000,000	6,347,820
Series 2020
03/01/2034	5.000%	14,235,000	18,307,238
03/01/2035	5.000%	1,800,000	2,309,654
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2020
03/01/2037	4.000%	5,000,000	5,898,205
03/01/2040	4.000%	1,500,000	1,758,411
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
University of California
General Refunding Revenue Bonds
Series 2018AZ
05/15/2043	5.000%	3,455,000	4,233,375
Total			190,568,016
Colorado 3.8%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,365,000	4,306,402
City & County of Denver(f)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,076,549
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	6,081,413
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,899,401
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	7,400,010
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	795,641
07/01/2049	5.500%	700,000	743,898
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	11,372,529
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,841,779

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	2,213,311
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	19,010,578
08/01/2049	4.000%	2,595,000	2,880,937
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,509,934
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	945,659
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	927,792
01/01/2038	4.000%	1,300,000	1,502,430
01/01/2040	4.000%	1,000,000	1,147,763
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,144,887
09/01/2050	4.000%	1,500,000	1,711,539
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	497,857
10/01/2049	3.250%	1,000,000	1,054,468
10/01/2054	3.400%	1,000,000	1,057,161
Series 2019K Class I (GNMA)
05/01/2050	3.875%	3,360,000	3,687,064
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	5.000%	1,150,000	1,469,924
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,720,811
State of Colorado
Certificate of Participation
Series 2020A
12/15/2035	4.000%	750,000	897,590
12/15/2039	4.000%	750,000	885,404
Series 2021A
12/15/2030	5.000%	4,500,000	5,916,366
12/15/2039	4.000%	6,000,000	7,166,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2041	5.000%	1,750,000	1,947,115
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	4,787,823
Total			110,600,967
Connecticut 1.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
11/15/2045	3.500%	3,560,000	3,890,912
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	2,264,554
Yale University
07/01/2027	5.000%	2,650,000	3,267,860
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2033	5.000%	2,750,000	3,540,499
05/01/2039	4.000%	1,700,000	1,994,890
Series 2021A
05/01/2030	5.000%	1,650,000	2,144,301
05/01/2035	5.000%	3,000,000	3,913,299
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,237,939
Series 2018-E
09/15/2035	5.000%	2,000,000	2,492,422
Series 2019A
04/15/2035	5.000%	3,200,000	3,999,466
04/15/2037	4.000%	10,000,000	11,695,132
Series 2020C
06/01/2033	4.000%	300,000	360,378
06/01/2035	4.000%	770,000	916,025
Total			41,717,677
District of Columbia 2.6%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	328,305

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,363,097
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,434,077
07/01/2049	4.000%	695,000	766,741
Series 2019A
03/01/2033	5.000%	2,500,000	3,196,000
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,497,087
10/15/2033	5.000%	15,000,000	18,963,934
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	1,755,000	2,183,443
10/01/2035	5.000%	4,745,000	5,888,175
Series 2015B
10/01/2032	5.000%	9,575,000	11,017,817
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2021A
10/01/2030	5.000%	7,000,000	8,916,381
10/01/2051	4.000%	3,000,000	3,426,368
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,537,542
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2033	5.000%	3,525,000	4,566,131
Total			78,085,098
Florida 3.5%
Capital Trust Agency, Inc.(e)
04/27/2021
07/01/2056	5.000%	2,125,000	2,389,912
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	3,550,503
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(e),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,097,600
12/01/2050	0.000%	1,000,000	320,000
Capital Trust Agency, Inc.(e),(f)
Subordinated
07/01/2061	0.000%	93,140,000	9,386,873
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,647,097
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,367,622
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	441,037
09/01/2036	0.000%	700,000	455,032
09/01/2037	0.000%	700,000	435,140
County of Broward Airport System(d)
Revenue Bonds
Series 2019A
10/01/2029	5.000%	1,000,000	1,257,590
10/01/2030	5.000%	1,375,000	1,723,514
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	14,490,000	17,456,184
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,836,140
10/01/2037	0.000%	4,000,000	2,513,004
10/01/2038	0.000%	1,500,000	906,091
10/01/2039	0.000%	3,300,000	1,915,791
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	830,000	816,950
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,162,806

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(d),(e)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	5,000,000	5,389,051
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,871,622
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	4,147,873
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	9,410,514
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,507,643
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,111,714
Orange County Health Facilities Authority
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,185,895
08/01/2041	5.000%	2,000,000	2,183,447
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	572,060
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,576,929
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,958,226
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	5,488,647
11/15/2049	5.500%	2,300,000	2,524,674
Total			104,607,181
Georgia 2.1%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	8,063,777
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,850,065
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	2,972,693
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	10,186,248
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,835,192
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,118,165
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,979,267
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,186,698
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	5,038,473

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	1,053,547
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,724,699
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	7,400,000	8,133,943
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	7,500,000	8,536,395
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,543,858
12/01/2048	6.250%	1,960,000	1,969,874
Total			63,192,894
Guam 0.1%
Territory of Guam(h)
Refunding Revenue Bonds
Series 2021F
01/01/2036	4.000%	2,750,000	3,135,679
Hawaii 0.3%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
Series 2019
09/01/2030	5.000%	6,000,000	7,525,781
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	731,111
Total			8,256,892
Idaho 0.3%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	1,635,000	1,609,670
Series 2021
10/01/2050	4.500%	4,365,000	4,302,538
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spring Valley Community Infrastructure District No. 1(e)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,997,744
Total			7,909,952
Illinois 8.9%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,849,302
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,489,324
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,203,370
Series 2018
12/01/2046	5.000%	2,500,000	2,959,129
Series 2021A
12/01/2035	5.000%	2,560,000	3,158,719
12/01/2040	5.000%	1,000,000	1,216,452
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	609,842
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,629,185
Chicago Board of Education(f)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,895,172
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,163,569
Series 2014B
01/01/2035	5.000%	5,000,000	5,469,888
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,423,829

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	10,399,458
01/01/2052	5.000%	8,030,000	9,398,759
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	3,098,209
01/01/2047	5.000%	1,000,000	1,169,594
Series 2017J
01/01/2037	5.000%	2,000,000	2,348,722
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,176,099
07/01/2048	5.000%	800,000	935,013
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,409,874
Series 2015D
01/01/2046	5.000%	4,390,000	4,960,795
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,866,054
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	596,960
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,039,596
01/01/2042	5.000%	5,000,000	5,034,229
Series 2014
01/01/2034	5.000%	1,000,000	1,089,445
01/01/2039	5.000%	2,000,000	2,178,891
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,081,408
Series 2014
11/01/2044	5.000%	650,000	721,635
Series 2016
11/01/2030	5.000%	10,775,000	12,704,849
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,334,421
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,059,784
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	1,125,193
Northshore University Health System
Series 2020A
08/15/2033	5.000%	1,250,000	1,611,507
08/15/2037	4.000%	3,000,000	3,552,830
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	2,056,982
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,720,019
University of Chicago
Series 2021A
10/01/2028	5.000%	2,750,000	3,480,789
10/01/2032	5.000%	3,700,000	5,037,475
Illinois State Toll Highway Authority
Refunding Senior Revenue Bonds
Series 2019B
01/01/2031	5.000%	3,500,000	4,441,987
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,894,488
Revenue Bonds
Capital Appreciation - McCormick Place Expansion
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	6,106,152
McCormick Place Expansion
Series 2017
12/15/2056	0.000%	11,110,000	3,691,784
McCormick Place Expansion Project
Series 2017A (AGM)
12/15/2056	0.000%	10,000,000	3,548,655

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(f),(i)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	847,978
12/15/2036	0.000%	2,500,000	1,708,277
Metropolitan Pier & Exposition Authority(i)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	2,227,247
06/15/2052	4.000%	3,000,000	3,331,593
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,646,780
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,492,404
State of Illinois
Refunding Revenue Bonds
Junior Obligation - Build Illinois
Series 2021
06/15/2030	5.000%	5,000,000	6,322,207
06/15/2031	5.000%	4,500,000	5,785,611
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	5,590,935
Series 2013
07/01/2026	5.500%	1,955,000	2,113,516
07/01/2033	5.500%	5,000,000	5,380,661
07/01/2038	5.500%	875,000	941,010
Series 2016
01/01/2026	5.000%	2,965,000	3,437,107
11/01/2027	5.000%	2,785,000	3,282,006
Series 2017A
12/01/2035	5.000%	1,345,000	1,570,674
12/01/2036	5.000%	5,000,000	5,826,319
Series 2018A
05/01/2032	5.000%	2,500,000	2,968,147
05/01/2033	5.000%	5,000,000	5,921,665
05/01/2039	5.000%	4,320,000	5,042,901
05/01/2040	5.000%	6,005,000	6,990,125
05/01/2041	5.000%	6,000,000	6,964,645
Series 2018B
05/01/2027	5.000%	4,950,000	5,884,773
Series 2019B
11/01/2034	4.000%	8,795,000	9,932,483
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	2,700,000	3,349,646
05/01/2045	5.750%	1,750,000	2,172,626
Series 2021A
03/01/2032	5.000%	3,245,000	4,043,575
03/01/2041	4.000%	4,650,000	5,230,935
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	3,004,304
Total			260,949,587
Indiana 0.1%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,799,938
Iowa 1.8%
Iowa Finance Authority
Prerefunded 07/01/23 Revenue Bonds
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,390,583
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	10,177,173
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,819,690
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,684,018
Series 2020A (GNMA)
01/01/2040	2.700%	5,000,000	5,223,277
Iowa Tobacco Settlement Authority(f)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	40,000,000	6,763,932
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	16,455,000	19,450,511
Total			54,509,184

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.5%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,267,547
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	3,250,077
03/01/2037	4.000%	2,500,000	2,942,725
03/01/2038	4.000%	2,500,000	2,932,312
Total			13,392,661
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,397,458
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,269,403
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	4,000,000	4,527,697
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,218,389
Total			8,412,947
Louisiana 0.4%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,950,000	4,140,086
Louisiana Public Facilities Authority
Prerefunded 06/01/25 Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,157,359
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,351,201
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,713,878
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,494,017
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,637,597
Total			12,494,138
Maryland 2.1%
County of Prince George’s
Limited General Obligation Bonds
Series 2021A
07/01/2032	4.000%	8,775,000	10,888,529
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	7,951,289
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	7,857,197
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	985,045
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,344,750
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	4,099,867
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,385,031
Series 2021A
08/01/2033	5.000%	10,000,000	13,380,505

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland Department of Transportation
Revenue Bonds
Series 2021A
10/01/2029	5.000%	10,000,000	12,946,918
Total			62,839,131
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	612,292
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	8,315,123
Revenue Bonds
Series 2021V
07/01/2055	5.000%	2,000,000	3,144,641
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,228,831
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,949,826
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	3,177,799
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,686,874
Series 2019A
Series 2019
07/01/2031	5.000%	7,065,000	8,800,534
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	12,119,422
Total			42,035,342
Michigan 3.2%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	528,541
04/01/2032	5.000%	300,000	370,323
04/01/2033	5.000%	400,000	492,545
04/01/2034	5.000%	400,000	491,330
04/01/2035	5.000%	350,000	428,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2036	5.000%	600,000	732,772
04/01/2037	5.000%	700,000	852,534
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,757,482
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	559,820
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,728,137
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	479,700
Series 2015
11/15/2045	5.000%	1,220,000	1,380,113
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	606,637
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	3,517,870
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,652,702
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,610,601
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,147,484
07/01/2035	5.000%	5,000,000	5,735,471
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	1,039,733
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,500,004

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,576,586
Series 2019B
12/01/2044	3.100%	6,000,000	6,258,904
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,321,058
10/01/2047	3.850%	4,315,000	4,587,294
Michigan Strategic Fund(d)
Revenue Bonds
Green Bonds
Series 2021 (Mandatory Put 10/01/2026)
10/01/2061	4.000%	2,000,000	2,220,921
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	18,391,982
Muskegon Public Schools
Unlimited General Obligation Bonds
Series 2021-II
05/01/2051	5.000%	7,300,000	9,234,910
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,478,156
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	837,538
Total			95,520,048
Minnesota 2.9%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,817,330
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	495,000	399,413
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	943,708
08/01/2043	5.250%	500,000	564,832
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,367,931
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,557,096
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2035	5.000%	8,980,000	11,528,274
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	6,500,000	7,327,983
02/15/2053	5.000%	8,000,000	9,384,072
Essential Health Obligated Group
Series 2018
02/15/2043	5.000%	2,000,000	2,363,979
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,934,508
02/01/2034	0.000%	1,565,000	1,135,186
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	469,683
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	876,681
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,418,250
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2029	5.000%	14,070,000	18,181,116
Series 2021B
09/01/2032	4.000%	14,550,000	18,086,830
Total			84,356,872
Mississippi 0.1%
State of Mississippi
Unlimited General Obligation Bonds
Series 2021A
06/01/2031	5.000%	1,500,000	1,946,560

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.9%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	866,739
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,268,062
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,702,272
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,421,590
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,124,583
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	12,500,000	15,004,514
Series 2020A
03/01/2036	4.000%	1,675,000	1,934,462
03/01/2045	4.000%	16,000,000	17,926,579
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,390,081
05/15/2050	5.250%	500,000	547,370
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	1,085,000	1,111,465
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,440,033
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,637,276
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,148,165
09/01/2042	5.000%	2,000,000	2,040,944
Total			56,564,135
Montana 0.1%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	558,490
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	460,000	483,920
12/01/2047	3.600%	590,000	619,977
Total			1,662,387
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,713,145
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,199,349
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,120,196
01/01/2038	4.000%	1,300,000	1,456,303
01/01/2039	4.000%	1,810,000	2,027,527
01/01/2044	4.000%	15,000,000	16,755,679
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	3,206,053
09/01/2042	3.050%	375,000	384,560
Total			31,862,812
Nevada 0.2%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,698,990

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	999,339
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2037	4.000%	850,000	1,000,162
06/15/2040	4.000%	1,225,000	1,432,148
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	628,963
Series 2018A
12/15/2038	5.000%	415,000	455,873
Total			7,215,475
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	3,101,123
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	2,130,982
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	986,515
Total			6,218,620
New Jersey 5.4%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	401,505
03/01/2042	4.000%	1,250,000	1,386,723
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,172,135
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden State Preservation Trust(f)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	10,000,000	9,938,324
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	20,000	23,438
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,232,271
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	2,106,605
Revenue Bonds
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	2,177,853
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,690,618
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,169,114
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,621,140
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	405,656
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	6,110,997
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2038	5.000%	1,980,000	2,448,704
07/01/2039	5.000%	2,080,000	2,566,567
07/01/2045	5.000%	700,000	850,341
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	385,000	408,701
12/01/2035	4.000%	385,000	408,701
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,647,979

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family Housing
Series 2018
10/01/2032	3.800%	2,095,000	2,263,074
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	3,116,170
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,680,664
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	6,092,882
Series 2019
12/15/2033	5.000%	2,850,000	3,548,615
12/15/2039	5.000%	1,460,000	1,786,084
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	4,514,389
06/15/2045	5.000%	8,500,000	10,440,802
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,590,904
Series 2015AA
06/15/2041	5.250%	6,000,000	6,847,804
Series 2019
06/15/2046	5.000%	3,500,000	4,176,292
New Jersey Transportation Trust Fund Authority(f)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,984,172
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,216,036
Series 2017E
01/01/2032	5.000%	2,500,000	3,073,292
Series 2017G
01/01/2034	4.000%	15,160,000	17,538,028
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	3,348,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	6,900,000	8,291,476
06/01/2031	4.000%	18,480,000	22,443,435
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,300,960
Total			160,021,141
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,347,649
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,245,000	2,313,037
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,875,000	3,001,592
Total			6,662,278
New York 6.2%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	3,800,000	4,941,141
Unlimited General Obligation Bonds
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,712,548
Series 2020C
08/01/2033	5.000%	1,500,000	1,923,654
08/01/2042	5.000%	2,500,000	3,127,222
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	12,358,538
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,561,541
Unlimited General Obligation Refunding Bonds
Series 2020A-1
08/01/2032	5.000%	2,000,000	2,572,170
08/01/2034	4.000%	1,000,000	1,183,250

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glen Cove Local Economic Assistance Corp.(j)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,615,031
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,256,387
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2040	4.000%	3,250,000	3,875,928
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,418,405
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	2,078,132
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2020A-S2
02/01/2022	4.000%	5,000,000	5,045,539
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	12,994,434
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,137,085
Series 2019
11/01/2049	3.250%	7,310,000	7,511,640
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2021
11/01/2036	4.000%	1,000,000	1,187,999
11/01/2037	4.000%	1,500,000	1,775,417
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2038	4.000%	700,000	819,212
05/01/2039	4.000%	1,000,000	1,167,498
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	6,223,089
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	5,790,144
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,295,900
New York State Environmental Facilities Corp.(d),(e)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	1,049,741
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,792,947
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2025	5.000%	1,100,000	1,267,209
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	12,290,000	15,067,922
10/01/2045	4.375%	2,500,000	2,863,195
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,677,965
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2031	5.000%	1,100,000	1,375,461
12/01/2032	5.000%	1,400,000	1,756,522
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,362,424
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,778,302
Series 2018-207
09/15/2032	5.000%	12,235,000	14,924,507
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	8,866,828

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,911,924
Series 2018-208
10/01/2034	3.600%	3,310,000	3,423,648
Triborough Bridge & Tunnel Authority
Revenue Bonds
MTA Bridges and Tunnels
Series 2020A
11/15/2049	5.000%	3,000,000	3,774,320
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,109,969
09/15/2047	5.250%	1,475,000	1,456,402
09/15/2053	5.250%	3,045,000	2,975,693
Westchester County Local Development Corp.(i)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	5,001,618
Westchester County Local Development Corp.(e),(i)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	1,038,708
Total			182,047,209
North Carolina 1.6%
Charlotte-Mecklenburg Hospital Authority (The)
Revenue Bonds
Atrium Health
Series 2021 (Mandatory Put 12/01/31)
01/15/2049	5.000%	3,000,000	4,000,741
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2033	5.000%	2,250,000	2,935,492
07/01/2034	5.000%	1,900,000	2,472,483
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,930,000	3,017,443
North Carolina Medical Care Commission(i)
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,480,889
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,936,370
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,189,695
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	5,625,075
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,242,082
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	5,650,000	6,843,493
01/01/2049	5.000%	2,000,000	2,401,339
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,355,216
Series 2019
01/01/2040	0.000%	3,950,000	2,446,419
01/01/2041	0.000%	5,500,000	3,273,414
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	2,480,364
State of North Carolina
Revenue Bonds
Build NC Programs
Series 2020B
05/01/2033	5.000%	2,250,000	2,913,470
Total			47,613,985
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	1,175,000	1,251,942
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	825,000	864,496
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	2,435,000	2,585,173

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019C
07/01/2039	3.200%	2,275,000	2,396,430
Total			7,098,041
Ohio 2.4%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	29,030,000	32,575,701
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,795,202
Lake County Port & Economic Development Authority(e),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,662,500
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	801,436
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,388,901
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
12/01/2027	2.100%	2,500,000	2,582,009
07/01/2028	2.100%	7,000,000	7,230,335
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,572,265
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,830,000	2,976,513
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	4,998,531
Subordinated Series 2020A
12/01/2037	5.000%	6,690,000	8,550,023
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,726,263
Total			69,859,679
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,430,358
11/15/2045	5.250%	1,165,000	1,321,861
Total			2,752,219
Oregon 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,645,981
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	561,558
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	5,803,891
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,169,677
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,920,000	3,045,882
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2046	5.000%	1,540,000	1,781,137
11/15/2051	5.000%	1,100,000	1,268,416
Total			15,276,542

18	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 5.2%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	2,028,582
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2051	5.000%	3,000,000	3,677,265
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,996,043
Series 2017B
07/01/2042	5.000%	2,250,000	2,664,454
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,233,657
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,415,699
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,918,868
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	160,000	182,292
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	1,470,000	1,606,407
East Hempfield Township Industrial Development Authority
Prerefunded 07/01/24 Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,120,957
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,306,818
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,520,888
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	777,079
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,754,979
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	2,084,906
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,433,400
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	1,140,404
11/15/2045	5.000%	3,500,000	4,187,325
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	813,673
08/15/2048	5.000%	1,500,000	1,797,086
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	11,261,355
Pennsylvania Economic Development Financing Authority(e),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,250,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,807,129
06/30/2042	5.000%	11,000,000	12,750,309
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	970,000	1,018,128
Series 2017-124B
10/01/2042	3.650%	7,180,000	7,430,223

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	4,118,174
10/01/2039	2.700%	3,000,000	3,087,855
Series 2019-131A
04/01/2049	3.500%	2,785,000	2,964,832
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	5,505,516
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,807,242
Series 2015B
12/01/2040	5.000%	2,500,000	2,875,381
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,539,582
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	6,052,675
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	12,192,410
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,955,575
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	848,124
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,605,781
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,382,990
Series 2018B
09/01/2043	5.000%	515,000	622,561
School District of Philadelphia (The)(i)
Limited General Obligation Bonds
Series 2021A
09/01/2040	4.000%	6,250,000	7,234,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	6,061
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,569,975
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	5,679,966
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,545,147
Total			152,772,733
Puerto Rico 1.7%
Commonwealth of Puerto Rico(g),(h)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	9,500,000	8,360,000
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	5,000,000	4,906,250
Series 2012A
07/01/2042	0.000%	6,505,000	6,358,637
Puerto Rico Highway & Transportation Authority(g),(h)
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	1,115,000
Series 2007M
07/01/2037	0.000%	4,225,000	2,355,438
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,935,000	1,078,763
Puerto Rico Sales Tax Financing Corp.(f),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	15,653,000	5,083,280
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	17,285,000	19,513,859
Total			48,771,227

20	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.0%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,391,773
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,574,392
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	3,448,377
South Carolina Jobs-Economic Development Authority(d),(e)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	2,250,000	2,307,864
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,899,146
Series 2019B
07/01/2044	5.000%	4,080,000	4,931,835
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	970,000	1,016,276
Total			15,177,890
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	11,124,547
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,807,486
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,900,000	5,757,037
Total			18,689,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	392,074
City of Memphis
Unlimited General Obligation Refunding Bonds
Series 2021
05/01/2033	5.000%	8,620,000	11,406,590
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,785,922
07/01/2040	4.000%	1,800,000	2,034,703
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	5,822,248
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,400,639
Series 2017A
07/01/2048	5.000%	835,000	993,733
New Memphis Arena Public Building Authority(f)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	161,463
04/01/2033	0.000%	2,000,000	1,567,215
04/01/2038	0.000%	1,150,000	768,723
04/01/2039	0.000%	1,625,000	1,054,236
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	9,000,000	9,698,269
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	3,214,230
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	1,825,000	1,945,868

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	605,000	638,053
07/01/2047	3.650%	1,200,000	1,255,887
Series 2017-2B
07/01/2036	3.700%	2,240,000	2,379,801
Series 2018-1
07/01/2042	3.900%	695,000	751,560
Total			48,271,214
Texas 9.0%
Angelina & Neches River Authority(d),(e)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	7,000,000	6,832,034
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	911,534
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,139,609
07/15/2036	4.000%	3,000,000	3,171,064
Series 2018
07/15/2033	5.000%	1,000,000	1,101,172
07/15/2037	5.000%	2,100,000	2,299,589
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,322,476
01/01/2045	5.000%	5,000,000	5,806,191
Prerefunded 11/08/21 Revenue Bonds
Series 2016
01/01/2040	5.000%	2,500,000	3,016,305
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,476,461
Central Texas Turnpike System(f)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,098,629
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	4,825,000	6,083,256
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,788,247
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,180,309
11/15/2046	5.000%	1,000,000	1,177,990
Series 2019B
11/15/2038	5.000%	6,175,000	7,616,543
11/15/2048	5.000%	7,850,000	9,488,191
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,870,572
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,508,782
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,727,030
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	2,275,634
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,554,773
07/01/2031	5.000%	1,000,000	1,242,390
07/01/2032	5.000%	750,000	930,472
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	596,397
08/15/2042	5.000%	1,500,000	1,538,378
Series 2013
08/15/2033	6.000%	260,000	281,994
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,298,629
Series 2015A
12/01/2045	5.000%	400,000	438,549
County of Williamson
Unlimited General Obligation Bonds
Series 2020
02/15/2033	4.000%	11,240,000	13,347,605
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020A
02/15/2032	5.000%	2,250,000	2,973,309
02/15/2033	3.000%	1,000,000	1,130,055
02/15/2034	3.000%	2,420,000	2,734,672

22	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,183,604
11/01/2036	5.000%	1,000,000	1,183,030
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,174,922
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2033	4.000%	1,700,000	2,041,140
10/01/2034	4.000%	2,250,000	2,690,577
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
First Lien
Series 2021
08/15/2033	4.000%	1,470,000	1,783,875
08/15/2034	4.000%	1,000,000	1,196,461
08/15/2035	4.000%	1,000,000	1,194,428
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,841,983
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	4,040,950
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	4.500%	1,000,000	860,754
07/01/2047	5.000%	1,000,000	902,411
07/01/2052	4.750%	1,500,000	1,279,165
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	2,535,000	1,921,512
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.250%	1,500,000	1,148,375
07/01/2051	4.750%	5,235,000	3,676,520
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	533,890
11/15/2046	5.500%	750,000	796,977
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,783,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	3,124,017
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	530,000	521,511
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,948,567
Series 2019A
01/01/2044	4.000%	13,500,000	15,475,162
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,437,028
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2035	4.000%	2,880,000	3,484,378
02/15/2037	4.000%	3,125,000	3,758,546
02/15/2039	4.000%	2,000,000	2,395,035
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	4,953,454
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	1,468,494
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	420,332
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loan
Series 2019
08/01/2030	5.000%	7,175,000	9,008,758
08/01/2031	5.000%	7,535,000	9,411,186
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	13,844,794

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	813,146
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2031	5.000%	1,250,000	1,612,444
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,754,947
06/30/2040	4.000%	500,000	577,601
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	2,278,812
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	17,200,000	20,431,137
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,237,943
12/31/2045	5.000%	2,250,000	2,502,467
12/31/2050	5.000%	1,930,000	2,141,296
12/31/2055	5.000%	6,515,000	7,211,693
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	572,102
08/01/2039	0.000%	600,000	306,514
Texas Water Development Board
Revenue Bonds
Master Trust
Series 2020
10/15/2033	4.000%	3,500,000	4,278,969
State Water Implementation Fund
Series 2018
10/15/2032	5.000%	5,105,000	6,424,227
Texas Water Development Board(i)
Revenue Bonds
State Revolving Fund
Series 2021
08/01/2031	5.000%	2,000,000	2,671,174
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2037	4.000%	1,670,000	1,997,025
02/15/2045	4.000%	3,765,000	4,407,295
Total			264,663,269
Unknown State 0.2%
Mida Golf and Equestrian Center Public Infrastructure District(e)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	5,000,000	4,959,403
Utah 1.5%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2021A
07/01/2034	5.000%	10,910,000	13,949,633
07/01/2035	5.000%	5,000,000	6,380,266
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	7,946,131
Series 2018-A
07/01/2043	5.000%	13,000,000	15,589,276
Total			43,865,306
Virginia 2.9%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	8,489,558
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,350,159
Virginia College Building Authority
Revenue Bonds
21st Century College and Equipment Programs
Series 2021
02/01/2032	4.000%	10,000,000	12,257,369
Virginia Public Building Authority
Revenue Bonds
Series 2021A-1
08/01/2029	5.000%	23,230,000	29,957,691

24	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien - 95 Express Lane
Series 2017
01/01/2040	5.000%	7,500,000	7,553,906
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	22,494,462
Total			84,103,145
Washington 5.3%
Central Puget Sound Regional Transit Authority(i)
Refunding Revenue Bonds
Green Bonds
Series 2021S-1
11/01/2046	4.000%	7,000,000	8,336,376
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	4,288,105
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,101,710
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	7,076,393
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	6,202,913
Series 2015B
02/01/2039	5.000%	10,000,000	11,336,229
Series 2017D
02/01/2036	5.000%	6,505,000	7,811,859
Series 2020C
02/01/2034	5.000%	9,725,000	12,474,866
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,232,756
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	12,578,348
Unlimited General Obligation Refunding Bonds
Series 2021C
08/01/2035	4.000%	12,910,000	15,687,642
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021D
07/01/2037	4.000%	10,030,000	12,097,610
07/01/2038	4.000%	10,435,000	12,556,036
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	12,415,419
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	5,408,214
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	2,000,000	2,281,283
Washington State Housing Finance Commission(e)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,171,279
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,320,000
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	455,489
01/01/2045	6.000%	595,000	634,372
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,779,074
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,950,000	2,161,242
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	4,000,000	4,002,668
Total			155,409,883
Wisconsin 2.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,542,557
09/01/2054	5.000%	1,000,000	1,124,458

Columbia Strategic Municipal Income Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,612,024
10/01/2049	4.000%	2,690,000	2,978,643
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,306,944
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,846,509
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
03/31/2056	4.000%	5,720,000	6,166,413
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,777,234
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	445,791
05/15/2047	5.250%	220,000	239,205
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	1,096,135
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,823,608
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2039	4.000%	2,500,000	2,905,667
University of Wisconsin Hospitals & Clinics(i)
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	8,046,362
Wisconsin Center District(f)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	4,254,265
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,659,631
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	597,585
09/15/2045	5.000%	1,000,000	1,086,519
Refunding Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,040,015
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,604,480
Series 2018B
07/01/2033	4.250%	1,250,000	1,248,799
07/01/2043	4.500%	1,375,000	1,361,775
07/01/2048	5.000%	500,000	510,804
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	4,501,576
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	301,140
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	1,046,211
03/01/2039	3.000%	960,000	1,003,656
Total			65,128,006
Total Municipal Bonds (Cost $2,697,002,416)			2,833,924,017

Money Market Funds 3.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(k)	477,668	477,621
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(k)	102,919,959	102,919,959
Total Money Market Funds (Cost $103,397,613)		103,397,580
Total Investments in Securities (Cost $2,833,657,943)		2,971,433,106
Other Assets & Liabilities, Net		(23,287,493)
Net Assets		$2,948,145,613

At October 31, 2021, securities and/or cash totaling $2,051,000 were pledged as collateral.
26	Columbia Strategic Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, October 31, 2021 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(700)	12/2021	USD	(91,492,188)	261,345	—
U.S. Treasury 10-Year Note	(765)	12/2021	USD	(99,987,891)	—	(180,827)
Total					261,345	(180,827)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	19,388,468	—	(8,517,037)	(779,922)	10,091,509	447,138	62,989	451,118

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $96,142,727, which represents 3.26% of total net assets.
(f)	Zero coupon bond.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2021, the total value of these securities amounted to $36,046,455, which represents 1.22% of total net assets.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2021, the total value of these securities amounted to $51,906,906, which represents 1.76% of total net assets.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund | Quarterly Report 2021	27

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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